Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision benefit for income taxes
Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2012	2011	2010
Income Tax Expense (Benefit)
Current - U.S. Federal	$139	$(206)	$19
International	—	—	5
Total Current	$139	(206)	24
Deferred - U.S. Federal Excluding NOL Carryforward	(94)	46	114
Net Operating Loss Carryforward	(9)	(163)	(1)
Total Deferred	(103)	(117)	113
Total Income tax expense (benefit)	$36	$(323)	$137

Components of deferred tax assets and liabilities
Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2012	2011
Tax basis deferred policy acquisition costs	$424	$479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	—
Depreciable and amortizable assets	—	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	1,557	2,006

Reconciliation of tax provision at Us federal statutory rate to provision for income taxes
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2012	2011	2010
Tax expense (benefit) at the U.S. federal statutory rate	186	(48)	$249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	—
Valuation Allowance	—	(56)	56
Other	(1)	(3)	(23)
Total	$36	$(323)	$137